Digital Assets - Pathfinder - Interim	6 Months Ended
Jun. 30, 2026
Crypto Asset, Holding [Line Items]
Digital Assets	Digital Assets
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), investors party to the Subscription Agreements (collective, the “Subscribers”) contributed either XRP directly or contributed cash that the Company is contractually required to use to purchase XRP (collectively, “Custody XRP.”) Custody XRP is deposited into a custodial wallet maintained and controlled by Evernorth and is subjected to contractual restriction where it may not be sold, transferred, pledged, or otherwise encumbered until the completion of Proposed Business Combination. The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,575,043
Impairment	(233,650,642)
Ending balance at December 31, 2025	$612,924,401
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Cost Basis
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043
As of September 30, 2025, the Company did not hold any digital assets
Digital Assets
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), investors party to the Subscription Agreements (collective, the “Subscribers”) contributed either XRP directly or contributed cash that the Company is contractually required to use to purchase XRP (collectively, “Custody XRP.”) Custody
XRP is deposited into a custodial wallet maintained and controlled by Evernorth and is subjected to contractual restriction where it may not be sold, transferred, pledged, or otherwise encumbered until the completion of Proposed Business Combination. The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at January 1, 2026	$612,924,401
Additions	—
Impairment	(264,146,097)
Ending balance at June 30, 2026	$348,778,304
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Historical Cost
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043

Pathfinder
Crypto Asset, Holding [Line Items]
Digital Assets	Digital Assets
On October 19,2025, the Company and Evernorth entered into a Contribution Agreement with Ripple where Ripple contributed 126,791,458 XRP (“Contributed XRP”) to the Company in exchange for 30,000,000 units of the Company. The number of units (“Initial Subscribed Units”) was determined based on the quotient of (a) the product of the Contributed XRP and Signing XRP Price and (b) $10.00. These units will be exchanged for Pubco Class A Common Shares at Closing Date, provided that conversions will only be made up to a 9.9% ownership threshold (including any ownership held by Ripple affiliates) in Pubco; any excess will remain as units in the Company.
As the XRP was contributed by Ripple, the transaction represents a common-control transaction and is accounted for in accordance with ASC 805-50. Accordingly, the XRP received was recognized by the Company at Ripple’s historical carrying value, which was zero, with a corresponding entry to member’s capital.
If Closing XRP Price is greater than the Signing XRP Price, Ripple will be entitled to additional units in Pathfinder (the “Adjustment Units”) equal to the product of (i) the number of Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Units will be zero. The Company has concluded the feature that may require the issuance of Adjustment Units (“Adjustment Units Feature”) meets the definition of a derivative under ASC 815 that requires bifurcation and separate accounting from the host instrument. As of December 31, 2025, the fair value of Adjustment Units Feature was determined to be $0, as management determined it was not probable that the Closing XRP price is greater than Signing XRP Price.
Digital Assets
On October 19,2025, the Company and Evernorth entered into a Contribution Agreement with Ripple where Ripple contributed 126,791,458 XRP (“Contributed XRP”) to the Company in exchange for 30,000,000 units of the Company. The number of units (“Initial Subscribed Units”) was determined based on the quotient of (a) the product of the Contributed XRP and Signing XRP Price and (b) $10.00. These units will be exchanged for Pubco Class A Common Shares at Closing Date, provided that conversions will only be made up to a 9.9% ownership threshold (including any ownership held by Ripple affiliates) in Pubco; any excess will remain as units in the Company.
As the XRP was contributed by Ripple, the transaction represents a common-control transaction and is accounted for in accordance with ASC 805-50. Accordingly, the XRP received was recognized by the Company at Ripple’s historical carrying value, which was zero, with a corresponding entry to member’s capital.
If Closing XRP Price is greater than the Signing XRP Price, Ripple will be entitled to additional units in Pathfinder (the “Adjustment Units”) equal to the product of (i) the number of Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Units will be zero. The Company has concluded the feature that may require the issuance of Adjustment Units (“Adjustment Units Feature”) meets the definition of a derivative under ASC 815 that requires bifurcation and separate accounting from the host instrument. As of June 30, 2026 and December 31, 2025, the fair value of Adjustment Units Feature was determined to be $0, as management determined it was not probable that the Closing XRP price is greater than Signing XRP Price.